Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net loss	$ (185.8)	$ (221.3)	$ (434.6)
Other comprehensive (loss) income, net of tax:
Designated hedge (losses) gains	(5.7)	2.2	19.9
Defined benefit plan actuarial gains (losses)	0.8	4.7	(10.9)
Foreign currency translation	(62.3)	54.4	(85.3)
Total other comprehensive (loss) income	(67.2)	61.3	(76.3)
Total comprehensive loss	(253.0)	(160.0)	(510.9)
Less: Comprehensive (loss) income attributable to non-controlling interests	0.0	0.0	(0.7)
Comprehensive loss attributable to the Company	$ (253.0)	$ (160.0)	$ (510.2)